Operations and Reorganization - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Operations and Reorganization
Cash and cash equivalents	¥ 326,647		¥ 342,951		$ 50,061
Time deposits	477,408		144,093		73,166
Short-term investments	509,636		452,936		78,105
Prepaid expenses and other current assets	302,057		250,215		46,292
Inventory	1,935		308		297
Property and equipment, net	21,175		20,336		3,245
Right of use assets	98,001		56,638		15,019
Deferred tax assets	10,268		337		1,574
Total assets	2,209,548		1,401,817		338,627
Advances from students-current	2,718,776		2,181,808		416,671
Advances from students, non-current	2,270		4,783		348
Accrued expenses and other current liabilities	237,101		166,955		36,337
Taxes payable	19,288		21,661		2,956
Other non-current liabilities	2,508		1,595		384
Lease liability	96,543
Total liabilities	3,076,486		2,448,475		471,492
Net revenues	2,054,095	$ 314,804	1,478,493	¥ 1,145,517
Net income/(loss)	146,962	22,523	(104,420)	(416,694)
Net cash provided by /(used in) operating activities	719,243	110,228	397,933	29,781
Net cash used in investing activities	(734,271)	(112,531)	(412,910)	(4,898)
Effect of exchange rate changes on cash and cash equivalents	(12,065)	(1,849)	(679)	(186)
Net increase/(decrease) in cash and cash equivalents	(16,304)	$ (2,499)	(70,192)	93,104
Accumulated deficit	2,051,940		2,198,902		$ 314,474
VIEs and VIES' subsidiaries
Operations and Reorganization
Accrued expenses and other current liabilities	122,551		86,043
Taxes payable	15,693		14,123
Other non-current liabilities	244		247
Accumulated deficit	723,209		1,073,067
Dasheng Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Operations and Reorganization
Cash and cash equivalents	172,511		214,081
Time deposits	692,000		50,000
Short-term investments	434,548		373,972
Prepaid expenses and other current assets	262,699		211,757
Inventory	1,935		308
Amounts due from inter-company entities	825,468		2,610,083
Property and equipment, net	14,443		10,645
Right of use assets	67,044		19,763
Deferred tax assets	9,684
Other assets	24,091		11,377
Total assets	2,504,423		3,501,986
Advances from students-current	2,718,776		2,181,798
Advances from students, non-current	2,270		4,783
Accrued expenses and other current liabilities	112,453		77,050
Taxes payable	3,474		1,993
Lease liability	64,940		17,915
Amounts due to inter-company entities	207,659		2,202,909
Total liabilities	3,109,572		4,486,448
Net revenues	2,054,095		1,478,493	1,145,517
Net income/(loss)	367,241		(20,893)	(253,493)
Net cash provided by /(used in) operating activities	677,263		372,668	(28,969)
Net cash used in investing activities	(718,833)		(287,360)	(18,595)
Net increase/(decrease) in cash and cash equivalents	(41,570)		85,308	(47,564)
51Talk English Philippines Corporation
Operations and Reorganization
Cash and cash equivalents	406		415
Prepaid expenses and other current assets	569		576
Amounts due from inter-company entities	2,488		2,523
Total assets	3,463		3,514
Accrued expenses and other current liabilities	1,047		1,062
Taxes payable	11,603		11,766
Other non-current liabilities	244		247
Total liabilities	12,894		13,075
Net income/(loss)	(39)		(1,843)	(515)
Net cash provided by /(used in) operating activities			(7)	(24)
Effect of exchange rate changes on cash and cash equivalents	(9)		19	3
Net increase/(decrease) in cash and cash equivalents	(9)		12	(21)
Beijing Dasheng Helloworld Technology Co., Ltd.
Operations and Reorganization
Cash and cash equivalents	1,516		743
Prepaid expenses and other current assets	5,037		4,597
Amounts due from inter-company entities	56		44,672
Property and equipment, net	104		200
Right of use assets	4,795		1,947
Other assets	34		1
Total assets	11,542		52,160
Accrued expenses and other current liabilities	7,751		7,107
Taxes payable	455		287
Lease liability	4,575		1,686
Amounts due to inter-company entities	32,300		59,281
Total liabilities	45,081		68,361
Net revenues	36,698		42,132
Net income/(loss)	(17,621)		(15,176)	(1,215)
Net cash provided by /(used in) operating activities	772		1,249	17
Net cash used in investing activities	1		(523)
Net increase/(decrease) in cash and cash equivalents	773		726	¥ 17
Beijing Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
Registered capital	1,143		1,143
Shenzhen Dasheng Zhiyun Technology Co., Ltd
Operations and Reorganization
Cash and cash equivalents	1,006		827
Amounts due from inter-company entities	2,577		1,200
Total assets	3,583		2,027
Advances from students-current			10
Accrued expenses and other current liabilities	1,300		824
Taxes payable	161		77
Amounts due to inter-company entities	1,581		906
Total liabilities	3,042		1,817
Net revenues	8,434		1,748
Net income/(loss)	278		210
Net cash provided by /(used in) operating activities	179		827
Net increase/(decrease) in cash and cash equivalents	¥ 179		¥ 827